United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/15

Date of Reporting Period: Six months ended 02/28/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
February 28, 2015
Share Class	Ticker
A	FGCAX
R	SRBRX
Institutional	FGCIX
Service	FGCSX

Federated Short-Intermediate Total Return Bond Fund
Established 2005

A Portfolio of Federated Institutional Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2014 through February 28, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	63.8%
U.S. Treasury Securities	17.6%
Mortgage-Backed Securities[3]	6.9%
Collateralized Mortgage Obligations	3.4%
Trade Finance Agreements	2.3%
Floating Rate Loans	1.9%
Asset-Backed Securities	0.1%
Foreign Debt Securities[4]	0.0%
Derivative Contracts[5]	(0.1)%
Other Security Types[6]	0.1%
Cash Equivalents[7]	4.2%
Other Assets and Liabilities—Net[8]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of common stocks and an exchange-traded fund.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
February 28, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—55.3%
		Basic Industry - Chemicals—0.7%
$990,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$1,239,632
250,000		Ecolab, Inc., Sr. Unsecd. Note, 4.35%, 12/8/2021	274,255
20,000		Praxair, Inc., 4.625%, 3/30/2015	20,064
50,000		RPM International, Inc., 6.50%, 2/15/2018	55,833
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	113,561
11,000		Rohm & Haas Co., 6.00%, 9/15/2017	12,205
		TOTAL	1,715,550
		Basic Industry - Metals & Mining—3.8%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	1,132,325
785,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	863,338
120,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	144,724
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	201,771
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	688,481
750,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	829,613
50,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	59,024
50,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	58,015
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	53,849
1,000,000		Goldcorp, Inc., Sr. Unsecd. Note, 2.125%, 3/15/2018	1,003,976
1,450,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,494,295
1,175,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,183,588
850,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	857,982
1,000,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	976,453
		TOTAL	9,547,434
		Basic Industry - Paper—0.6%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,433,716
		Capital Goods - Aerospace & Defense—0.8%
895,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	962,125
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	25,929
1,000,000		Textron Inc., Sr. Unsecd. Note, 3.65%, 3/1/2021	1,039,969
		TOTAL	2,028,023
		Capital Goods - Building Materials—0.3%
625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	733,812
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	$78,607
		TOTAL	812,419
		Capital Goods - Diversified Manufacturing—0.6%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	16,686
10,000		Emerson Electric Co., 4.875%, 10/15/2019	11,224
1,250,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	1,242,035
250,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	258,746
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	58,030
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	36,100
		TOTAL	1,622,821
		Capital Goods - Environmental—0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	57,033
		Capital Goods - Packaging—0.2%
500,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	517,577
		Communications - Cable & Satellite—1.5%
2,000,000		DIRECTV Holdings LLC, 1.75%, 1/15/2018	1,995,670
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	1,668,651
		TOTAL	3,664,321
		Communications - Media & Entertainment—1.8%
195,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	210,050
400,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	403,876
1,500,000		CBS Corp., 2.30%, 8/15/2019	1,493,194
969,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	975,528
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	144,974
250,000		Time Warner, Inc., Sr. Unsecd. Note, 3.40%, 6/15/2022	256,843
70,000		Viacom, Inc., 2.50%, 9/1/2018	71,408
725,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	743,052
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	108,517
		TOTAL	4,407,442
		Communications - Telecom Wireless—1.5%
1,000,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	1,022,600
200,000		American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	204,995
800,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	853,591
520,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	590,853
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$1,075,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	$1,150,788
		TOTAL	3,822,827
		Communications - Telecom Wirelines—1.6%
1,000,000		AT&T, Inc., 2.30%, 3/11/2019	1,003,517
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	65,850
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	110,399
1,000,000		Verizon Communications, Inc., 1.10%, 11/1/2017	991,891
343,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.50%, 9/15/2016	350,865
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.65%, 9/14/2018	1,060,328
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	510,952
		TOTAL	4,093,802
		Consumer Cyclical - Automotive—1.4%
150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	151,574
250,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 2.95%, 1/11/2017	258,660
1,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,272,876
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	517,064
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	256,045
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,035,564
		TOTAL	3,491,783
		Consumer Cyclical - Lodging—0.5%
1,119,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,211,317
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	77,451
		TOTAL	1,288,768
		Consumer Cyclical - Retailers—0.2%
500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	538,198
		Consumer Cyclical - Services—1.5%
1,250,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 2.50%, 11/28/2019	1,242,895
2,000,000		Amazon.com, Inc., 1.20%, 11/29/2017	1,992,936
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	562,161
		TOTAL	3,797,992
		Consumer Non-Cyclical - Food/Beverage—2.4%
905,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	894,144
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	$322,125
2,000,000		Kellogg Co., 1.75%, 5/17/2017	2,018,522
1,000,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	990,906
400,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	433,987
150,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 4.25%, 7/15/2022	161,540
10,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	10,184
640,000		Tyson Foods, Inc., 2.65%, 8/15/2019	653,853
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	522,891
		TOTAL	6,008,152
		Consumer Non-Cyclical - Health Care—1.8%
750,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	762,346
225,000		Becton, Dickinson and Co., Sr. Unsecd. Note, 2.675%, 12/15/2019	230,356
1,300,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	1,515,024
980,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	1,177,828
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	145,128
550,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.30%, 2/15/2022	564,191
		TOTAL	4,394,873
		Consumer Non-Cyclical - Pharmaceuticals—0.2%
475,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.35%, 2/1/2020	484,098
		Consumer Non-Cyclical - Products—0.3%
650,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	659,935
		Consumer Non-Cyclical - Supermarkets—0.9%
2,000,000		Kroger Co., 2.20%, 1/15/2017	2,038,540
100,000		Kroger Co., Note, 6.80%, 12/15/2018	117,359
		TOTAL	2,155,899
		Consumer Non-Cyclical - Tobacco—0.2%
15,000		Altria Group, Inc., 9.25%, 8/6/2019	19,310
350,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	375,636
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	56,580
		TOTAL	451,526
		Energy - Independent—1.3%
935,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	926,259
70,000		Devon Energy Corp., 6.30%, 1/15/2019	80,832
2,000,000		Murphy Oil Corp., 2.50%, 12/1/2017	1,982,314
100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	102,526
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$125,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	$133,250
	TOTAL	3,225,181
	Energy - Integrated—1.2%
1,000,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	1,063,729
600,000	Husky Energy, Inc., 4.00%, 4/15/2024	608,962
450,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	459,394
1,000,000	Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	904,780
90,000	Phillips 66, Sr. Unsecd. Note, 1.95%, 3/5/2015	90,012
	TOTAL	3,126,877
	Energy - Midstream—0.6%
300,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	325,907
1,000,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 2.55%, 10/15/2019	1,012,072
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	56,346
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	58,592
	TOTAL	1,452,917
	Energy - Oil Field Services—0.9%
275,000	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	271,692
1,000,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	967,249
300,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	286,133
665,000	Weatherford International Ltd., 6.00%, 3/15/2018	686,534
	TOTAL	2,211,608
	Energy - Refining—0.2%
300,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	337,734
200,000	Valero Energy Corp., 9.375%, 3/15/2019	250,587
	TOTAL	588,321
	Financial Institution - Banking—12.4%
143,000	American Express Co., 2.65%, 12/2/2022	142,559
930,000	Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	936,502
90,000	Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	93,664
2,000,000	BB&T Corp., Series MTN, 1.60%, 8/15/2017	2,014,762
335,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	338,837
1,000,000	Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	1,006,844
500,000	Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	604,668
2,000,000	Bank of New York Mellon Corp., Series MTN, 2.40%, 1/17/2017	2,051,614
2,000,000	Bank of Nova Scotia, 1.375%, 12/18/2017	1,997,988
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,000,000		Canadian Imperial Bank of Commerce, 1.55%, 1/23/2018	$2,009,146
250,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	251,844
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,210,912
300,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	303,499
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	57,044
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	105,480
400,000		Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	417,442
100,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	115,164
600,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	603,201
1,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	1,001,256
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	518,078
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	284,024
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,316,665
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,002,155
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,221,438
350,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	350,372
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	253,707
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	203,718
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,328,734
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	116,216
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	724,768
1,000,000		Key Bank, N.A., Series BKNT, 5.091%, 3/26/2015	1,003,149
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	256,756
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,082,348
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 2.125%, 4/25/2018	1,512,168
1,130,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,257,152
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	517,117
300,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	305,422
700,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	709,286
45,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	46,312
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.50%, 1/16/2018	1,503,660
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	391,432
		TOTAL	31,167,103
		Financial Institution - Broker/Asset Mgr/Exchange—0.9%
10,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	11,024
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$725,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	$768,598
500,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	556,852
925,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	945,101
		TOTAL	2,281,575
		Financial Institution - Finance Companies—2.3%
1,250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,253,486
1,000,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,068,164
2,500,000		General Electric Capital Corp., Series GMTN, 1.60%, 11/20/2017	2,531,157
290,000		General Electric Capital Corp., Series GMTN, 5.625%, 5/1/2018	326,208
100,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	103,727
500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	567,835
		TOTAL	5,850,577
		Financial Institution - Insurance - Health—0.0%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	84,932
		Financial Institution - Insurance - Life—3.0%
750,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	792,349
325,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	354,858
500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	609,196
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2017	1,079,683
1,000,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	1,254,464
2,000,000	[1,2]	MetLife Global Funding I, Series 144A, 1.50%, 1/10/2018	2,005,130
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	175,059
1,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	998,269
210,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	212,537
		TOTAL	7,481,545
		Financial Institution - Insurance - P&C—0.8%
25,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	25,253
350,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	421,758
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	56,646
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	31,839
750,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	829,600
500,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	532,529
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	$25,950
		TOTAL	1,923,575
		Financial Institution - REIT - Apartment—0.3%
650,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	708,804
		Financial Institution - REIT - Healthcare—0.3%
150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	160,798
700,000		Healthcare Trust of America, 3.70%, 4/15/2023	699,068
		TOTAL	859,866
		Financial Institution - REIT - Office—0.3%
500,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	514,471
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	263,644
		TOTAL	778,115
		Financial Institution - REIT - Other—0.4%
115,000		Liberty Property LP, 6.625%, 10/1/2017	128,462
600,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	621,110
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	311,601
		TOTAL	1,061,173
		Financial Institution - REIT - Retail—0.5%
1,020,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,116,395
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	110,113
		TOTAL	1,226,508
		Sovereign—0.2%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	517,981
		Technology—3.2%
500,000		BMC Software, Inc., 7.25%, 6/1/2018	482,500
255,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	254,679
1,140,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,289,095
1,550,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,607,406
1,000,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 10/30/2019	1,005,134
1,300,000		Microsoft Corp., 1.85%, 2/12/2020	1,307,961
2,000,000		Oracle Corp., 1.20%, 10/15/2017	2,005,046
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	157,122
		TOTAL	8,108,943
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Airlines—0.4%
$1,000,000		Southwest Airlines Co., Sr. Unsecd. Note, 2.75%, 11/6/2019	$1,016,072
		Transportation - Railroads—0.1%
190,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	193,476
		Transportation - Services—1.0%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	44,922
500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.35%, 10/15/2019	499,602
150,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	154,050
1,500,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	1,495,858
300,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	304,246
		TOTAL	2,498,678
		Utility - Electric—1.4%
20,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	21,399
750,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	787,610
250,000		FirstEnergy Corp., Sr. Unsecd. Note, 4.25%, 3/15/2023	263,669
100,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	111,258
14,571	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	15,409
250,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	255,600
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	11,147
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	488,799
135,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	136,085
1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,118,710
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	322,488
		TOTAL	3,532,174
		Utility - Natural Gas—0.8%
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	124,223
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	626,533
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	42,970
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,217,891
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	96,606
		TOTAL	2,108,223
		TOTAL CORPORATE BONDS (IDENTIFIED COST $135,795,376)	138,998,413
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.8%
		Commercial Mortgage—2.7%
$1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	$1,334,912
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	431,949
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	195,111
750,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.969%, 6/10/2046	791,291
2,000,000		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	2,096,391
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	475,929
735,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	759,610
195,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	206,902
141,029	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	144,923
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	330,060
		TOTAL	6,767,078
		Government Agency—0.1%
200,272		FHLMC REMIC 3397 FC, 0.772%, 12/15/2037	202,055
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,810,371)	6,969,133
		MORTGAGE-BACKED SECURITIES—3.6%
		Federal National Mortgage Association—3.6%
4,818,043		FNMA, Pool AS2976, 4.00%, 8/1/2044	5,164,904
3,822,944		FNMA, Pool AW0029, 3.50%, 7/1/2044	4,009,910
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,993,663)	9,174,814
		U.S. TREASURIES—17.6%
7,263,690	[3]	U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	7,325,318
3,000,000		United States Treasury Note, 0.875%, 4/30/2017	3,010,279
5,500,000		United States Treasury Note, 1.000%, 3/31/2017	5,535,912
16,500,000		United States Treasury Note, 1.625%, 12/31/2019	16,596,680
6,000,000		United States Treasury Note, 1.625%, 3/31/2019	6,063,843
5,500,000		United States Treasury Note, 1.750%, 5/31/2016	5,593,564
		TOTAL U.S. TREASURIES (IDENTIFIED COST $44,220,779)	44,125,596
		INVESTMENT COMPANIES—20.2%[4]
492,318		Federated Bank Loan Core Fund	4,982,263
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		INVESTMENT COMPANIES—continued[4]
1,016,295		Federated Mortgage Core Portfolio	$10,162,952
6,961,147	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08%	6,961,147
783,133		Federated Project and Trade Finance Core Fund	7,353,622
3,283,716		High Yield Bond Portfolio	21,245,642
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $51,795,127)	50,705,626
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $247,615,316)[6]	249,973,582
		OTHER ASSETS AND LIABILITIES - NET—0.5%[7]	1,378,192
		TOTAL NET ASSETS—100%	$251,351,774
At February 28, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[8]United States Treasury Notes, 2-Year Long Futures	50	$10,928,906	June 2015	$17,073
[8]United States Treasury Long Bond Short Futures	65	$10,519,844	June 2015	$(81,311)
[8]United States Treasury Notes, 10-Year Short Futures	225	$28,754,297	June 2015	$(244,058)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(308,296)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2015, these restricted securities amounted to $20,707,408, which represented 8.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2015, these liquid restricted securities amounted to $20,707,408, which represented 8.2% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Affiliated holdings.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$138,998,413	$—	$138,998,413
Collateralized Mortgage Obligations	—	6,969,133	—	6,969,133
Mortgage-Backed Securities	—	9,174,814	—	9,174,814
U.S. Treasuries	—	44,125,596	—	44,125,596
Investment Companies[1]	6,961,147	43,744,479[2]	—	50,705,626
TOTAL SECURITIES	$6,961,147	$243,012,435	$—	$249,973,582
OTHER FINANCIAL INSTRUMENTS[3]	$(308,296)	$—	$—	$(308,296)
1	Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $26,909,260 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
3	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2015	Period Ended 8/31/2014[1]
Net Asset Value, Beginning of Period	$10.63	$10.53
Income From Investment Operations:
Net investment income	0.12[2]	0.16[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.12)	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.00	0.25
Less Distributions:
Distributions from net investment income	(0.14)	(0.15)
Net Asset Value, End of Period	$10.49	$10.63
Total Return[3]	(0.01)%	2.34%
Ratios to Average Net Assets:
Net expenses	0.60%[4]	0.60%[4]
Net investment income	2.37%[4]	2.53%[4]
Expense waiver/reimbursement[5]	0.16%[4]	0.24%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$14,675	$9,609
Portfolio turnover	13%	51%[6]
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to August 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2015	Period Ended 8/31/2014[1]
Net Asset Value, Beginning of Period	$10.63	$10.53
Income From Investment Operations:
Net investment income	0.10[2]	0.19[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.13)	0.02
TOTAL FROM INVESTMENT OPERATIONS	(0.03)	0.21
Less Distributions:
Distributions from net investment income	(0.11)	(0.11)
Net Asset Value, End of Period	$10.49	$10.63
Total Return[3]	(0.26)%	2.04%
Ratios to Average Net Assets:
Net expenses	1.10%[4]	1.10%[4]
Net investment income	1.86%[4]	2.15%[4]
Expense waiver/reimbursement[5]	0.14%[4]	0.21%[4]
Supplemental Data:
Net assets, end of period (000 omitted)*	$0[6]	$0[6]
Portfolio turnover	13%	51%[7]
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to August 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2015	Year Ended August 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.63	$10.37	$10.68	$10.51	$10.41	$9.97
Income From Investment Operations:
Net investment income	0.14[1]	0.28[1]	0.19	0.24	0.28	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	(0.13)	0.26	(0.31)	0.23	0.12	0.64
TOTAL FROM INVESTMENT OPERATIONS	0.01	0.54	(0.12)	0.47	0.40	1.05
Less Distributions:
Distributions from net investment income	(0.15)	(0.26)	(0.19)	(0.24)	(0.27)	(0.42)
Distributions from net realized gain on investments and futures contracts	—	(0.02)	—	(0.06)	(0.03)	(0.19)
TOTAL DISTRIBUTIONS	(0.15)	(0.28)	(0.19)	(0.30)	(0.30)	(0.61)
Net Asset Value, End of Period	$10.49	$10.63	$10.37	$10.68	$10.51	$10.41
Total Return[2]	0.11%	5.24%	(1.17)%	4.49%	3.90%	10.90%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.35%	0.30%	0.30%	0.30%	0.30%
Net investment income	2.61%[3]	2.65%	1.81%	2.27%	2.58%	3.84%
Expense waiver/reimbursement[4]	0.19%[3]	0.25%	0.32%	0.62%	1.53%	5.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$192,531	$181,702	$106,396	$95,256	$32,703	$6,621
Portfolio turnover	13%	51%	46%	69%	103%	66%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2015	Year Ended August 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.62	$10.36	$10.68	$10.51	$10.41	$9.97
Income From Investment Operations:
Net investment income	0.12[1]	0.25[1]	0.16	0.22	0.25	0.38
Net realized and unrealized gain (loss) on investments and futures contracts	(0.12)	0.26	(0.32)	0.22	0.13	0.65
TOTAL FROM INVESTMENT OPERATIONS	0.00	0.51	(0.16)	0.44	0.38	1.03
Less Distributions:
Distributions from net investment income	(0.14)	(0.23)	(0.16)	(0.21)	(0.25)	(0.40)
Distributions from net realized gain on investments and futures contracts	—	(0.02)	—	(0.06)	(0.03)	(0.19)
TOTAL DISTRIBUTIONS	(0.14)	(0.25)	(0.16)	(0.27)	(0.28)	(0.59)
Net Asset Value, End of Period	$10.48	$10.62	$10.36	$10.68	$10.51	$10.41
Total Return[2]	(0.01)%	4.99%	(1.51)%	4.23%	3.64%	10.63%
Ratios to Average Net Assets:
Net expenses	0.60%[3]	0.59%	0.55%	0.55%	0.55%	0.55%
Net investment income	2.36%[3]	2.39%	1.40%	2.05%	2.35%	3.72%
Expense waiver/reimbursement[4]	0.19%[3]	0.24%	0.33%	0.33%	1.68%	5.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,146	$50,843	$34,969	$254,803	$4,934	$1,613
Portfolio turnover	13%	51%	46%	69%	103%	66%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
February 28, 2015 (unaudited)
Assets:
Total investment in securities, at value including $50,705,626 of investment in affiliated holdings (Note 5) (identified cost $247,615,316)		$249,973,582
Income receivable		1,463,065
Receivable for shares sold		417,574
TOTAL ASSETS		251,854,221
Liabilities:
Payable for shares redeemed	$352,302
Payable for daily variation margin	25,625
Income distribution payable	56,091
Payable for portfolio accounting fees	17,968
Payable for other service fees (Notes 2 and 5)	13,907
Payable for share registration costs	15,353
Accrued expenses (Note 5)	21,201
TOTAL LIABILITIES		502,447
Net assets for 23,971,486 shares outstanding		$251,351,774
Net Assets Consist of:
Paid-in capital		$253,127,708
Net unrealized appreciation of investments and futures contracts		2,049,970
Accumulated net realized loss on investments and futures contracts		(3,519,679)
Distributions in excess of net investment income		(306,225)
TOTAL NET ASSETS		$251,351,774
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($14,674,546 ÷ 1,398,888 shares outstanding), no par value, unlimited shares authorized	$10.49
Offering price per share (100/99.00 of $10.49)	$10.60
Redemption proceeds per share	$10.49
Class R Shares:
Net asset value per share ($99.66 ÷ 9.497 shares outstanding), no par value, unlimited shares authorized	$10.49
Offering price per share	$10.49
Redemption proceeds per share	$10.49
Institutional Shares:
Net asset value per share ($192,531,292 ÷ 18,360,469 shares outstanding), no par value, unlimited shares authorized	$10.49
Offering price per share	$10.49
Redemption proceeds per share	$10.49
Service Shares:
Net asset value per share ($44,145,836 ÷ 4,212,120 shares outstanding), no par value, unlimited shares authorized	$10.48
Offering price per share	$10.48
Redemption proceeds per share	$10.48
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended February 28, 2015 (unaudited)
Investment Income:
Interest			$2,449,469
Dividends received from affiliated holdings (Note 5)			1,045,354
Investment income allocated from affiliated partnership (Note 5)			195,815
TOTAL INCOME			3,690,638
Expenses:
Investment adviser fee (Note 5)		$373,583
Administrative fee (Note 5)		97,444
Custodian fees		7,144
Transfer agent fee (Note 2)		76,742
Directors'/Trustees' fees (Note 5)		1,565
Auditing fees		13,840
Legal fees		5,989
Portfolio accounting fees		59,959
Other service fees (Notes 2 and 5)		76,274
Share registration costs		28,108
Printing and postage		10,408
Miscellaneous (Note 5)		4,265
TOTAL EXPENSES		755,321
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(179,669)
Reimbursements of other operating expenses (Notes 2 and 5)	(58,261)
TOTAL WAIVER AND REIMBURSEMENTS		(237,930)
Net expenses			517,391
Net investment income			3,173,247
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $103,371 on sales of investments in affiliated holdings) (Note 5)			113,875
Net realized loss on futures contracts			(1,608,949)
Net realized loss allocated from affiliated partnership (Note 5)			(239,017)
Realized gain distribution from affiliated investment company shares (Note 5)			214,381
Net change in unrealized appreciation of investments			(1,434,861)
Net change in unrealized depreciation of futures contracts			(105,894)
Net realized and unrealized loss on investments and futures contracts			(3,060,465)
Change in net assets resulting from operations			$112,782
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2015	Year Ended 8/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,173,247	$4,648,182
Net realized loss on investments including allocation from affiliated partnership and futures contracts	(1,519,710)	(2,652,031)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(1,540,755)	6,215,268
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	112,782	8,211,419
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(172,956)	(55,491)
Class R Shares	(1)	(1)
Institutional Shares	(2,724,424)	(3,448,299)
Service Shares	(645,388)	(814,328)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	—	(220,424)
Service Shares	—	(59,724)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,542,769)	(4,598,267)
Share Transactions:
Proceeds from sale of shares	67,806,909	115,055,367
Proceeds from shares issued in connection with the tax-free transfer of assets from Huntington Short/Intermediate Fixed Income Securities Fund	—	76,299,914
Net asset value of shares issued to shareholders in payment of distributions declared	3,133,006	4,166,220
Cost of shares redeemed	(58,311,810)	(98,345,686)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,628,105	97,175,815
Change in net assets	9,198,118	100,788,967
Net Assets:
Beginning of period	242,153,656	141,364,689
End of period (including undistributed (distributions in excess of) net investment income of $(306,225) and $63,297, respectively)	$251,351,774	$242,153,656
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 28, 2015 (unaudited)
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Short-Intermediate Total Return Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
Effective January 31, 2014, the Fund began offering Class A Shares and Class R Shares.
On May 16, 2014, the Fund acquired all of the net assets of Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities Fund”), in a tax-free reorganization in exchange for shares of the Fund. The purpose of the transaction was to combine portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Short/Intermediate Fixed Income Securities Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Short/Intermediate Fixed Income Securities Fund, Class A Shares exchanged, a shareholder received 1.847 shares of the Fund's Class A Shares.
For every one share of Short/Intermediate Fixed Income Securities Fund, Trust Shares exchanged, a shareholder received 1.846 shares of the Fund's Institutional Shares.
The Fund received net assets from the Short/Intermediate Fixed Income Securities Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Short/Intermediate Fixed Income Securities Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
7,164,306	$76,299,914	$927,460	$166,895,203	$243,195,117
1	Unrealized Appreciation is included in the Short/Intermediate Fixed Income Securities Fund Net Assets Received amount shown above.
Assuming the acquisition had been completed on September 1, 2013, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended August 31, 2014, are as follows:
Net investment income*	$6,001,268
Net realized and unrealized gain on investments	$5,119,331
Net Increase in net assets resulting from operations	$11,120,599
*	Net investment income reflects $630,900 of pro forma eliminated expenses.
Semi-Annual Shareholder Report

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Short/Intermediate Fixed Income Securities Fund that have been included in the Fund's Statement of Changes as August 31, 2014.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class R Shares, Institutional Shares and Service Shares may bear other service fees and transfer agent fees unique to those classes. For the six months ended February 28, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$1,659	$(607)
Institutional Shares	60,554	(46,899)
Service Shares	14,529	(10,590)
TOTAL	$76,742	$(58,096)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 28, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$16,176	$(165)
Service Shares	60,098	—
TOTAL	$76,274	$(165)
Semi-Annual Shareholder Report

Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,257,701 and $49,993,025, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$308,296*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(1,608,949)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(105,894)
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2015		Period Ended 8/31/2014[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	983,989	$10,371,163	197,754	$2,104,283
Proceeds from shares issued in connection with the tax-free transfer of assets from Short/Intermediate Fixed Income Securities Fund	—	—	723,016	7,700,154
Shares issued to shareholders in payment of distributions declared	14,975	157,172	4,985	53,047
Shares redeemed	(503,965)	(5,307,338)	(21,866)	(232,917)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	494,999	$5,220,997	903,889	$9,624,567

	Six Months Ended 2/28/2015		Period Ended 8/31/2014[1]
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	9	$100
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	—	$—	9	$100

	Six Months Ended 2/28/2015		Year Ended 8/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,933,953	$51,868,507	8,222,007	$86,841,345
Proceeds from shares issued in connection with the tax-free transfer of assets from Short/Intermediate Fixed Income Securities Fund	—	—	6,441,290	68,599,760
Shares issued to shareholders in payment of distributions declared	222,928	2,339,810	307,632	3,258,047
Shares redeemed	(3,893,279)	(40,836,650)	(8,137,648)	(86,240,816)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,263,602	$13,371,667	6,833,281	$72,458,336
Semi-Annual Shareholder Report

	Six Months Ended 2/28/2015		Year Ended 8/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	530,052	$5,567,239	2,457,152	$26,109,639
Shares issued to shareholders in payment of distributions declared	60,633	636,024	80,838	855,126
Shares redeemed	(1,164,957)	(12,167,822)	(1,125,728)	(11,871,953)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(574,272)	$(5,964,559)	1,412,262	$15,092,812
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,184,329	$12,628,105	9,149,441	$97,175,815
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to August 31, 2014.
4. FEDERAL TAX INFORMATION
At February 28, 2015, the cost of investments for federal tax purposes was $247,615,316. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $2,358,266. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,938,260 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,579,994.
At August 31, 2014, the Fund had a capital loss carryforward of $2,566,599 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,550,407	$1,016,192	$2,566,599
As of August 31, 2014, for federal income tax purposes, the Fund had $74,562 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2015, the Adviser voluntarily waived $175,786 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.10%
Class R Shares	0.50%
Service Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2015, the Fund's Class A Shares and Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Other Service Fees
For the six months ended February 28, 2015, FSSC received $222 and reimbursed $165 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.60%, 1.10%, 0.35% and 0.60% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended February 28, 2015, the Adviser reimbursed $3,883. Transactions involving the affiliated holdings during the six months ended February 28, 2015, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 8/31/2014	273,009	481,431	—	7,349,961	767,352	2,767,753	11,639,506
Purchases/Additions	—	10,887	1,016,295	44,329,394	15,781	515,963	45,888,320
Sales/ Reductions	(273,009)	—	—	(44,718,208)	—	—	(44,991,217)
Balance of Shares Held 2/28/2015	—	492,318	1,016,295	6,961,147	783,133	3,283,716	12,536,609
Value	$—	$4,982,263	$10,162,952	$6,961,147	$7,353,622	$21,245,642	$50,705,626
Dividend Income/ Allocated Investment Income	$195,815	$109,542	$102,562	$2,107	$149,966	$681,177	$1,241,169
Realized Gain Distribution/ Allocated Net Realized Gain (Loss)	$(239,017)	$—	$—	$—	$—	$214,381	$(24,636)
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2015, were as follows:
Purchases	$28,360,071
Sales	$27,596,253
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2015, there were no outstanding loans. During the six months ended February 28, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2015, there were no outstanding loans. During the six months ended February 28, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2014 to February 28, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2014	Ending Account Value 2/28/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$999.90	$2.98
Class R Shares	$1,000	$997.40	$5.45
Institutional Shares	$1,000	$1,001.10	$1.74
Service Shares	$1,000	$999.90	$2.98
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.82	$3.01
Class R Shares	$1,000	$1,019.34	$5.51
Institutional Shares	$1,000	$1,023.06	$1.76
Service Shares	$1,000	$1,021.82	$3.01
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.60%
Class R Shares	1.10%
Institutional Shares	0.35%
Service Shares	0.60%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated Short-Intermediate Total Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. In this regard, the Senior Officer proposed, and the Board approved, a reduction of 10 basis points in the contractual advisory fee. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision
Semi-Annual Shareholder Report

of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Federated Short-Intermediate Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B870
CUSIP 31420B862
CUSIP 31420B607
CUSIP 31420B508
34586 (4/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 23, 2015